Statements of Assets and Liabilities - USD ($)		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Assets
Investment in SOL, at fair value		$ 31,702,130	[1]	$ 38,919,454	[2],[3]	$ 20,377,364	[4]
Cash		610		853		100,367
Other assets		25,619		34,886		8,146
Total assets		31,728,359		38,955,193		20,485,877
Liabilities
Subscription received in advance						100,000
Staking rewards payable to Sponsor		179,037		270,612		74,717
Management Fee payable		64,769		81,961		34,301
Due to Sponsor		613		856		370
Total liabilities		244,419		353,429		209,388
Net assets		31,483,940		38,601,764		20,276,489
Net assets
Paid-in capital		28,136,551		27,712,427		26,038,455
Redemptions		(237)		(237)		(237)
Accumulated net investment loss		(1,425,819)		(993,254)		(167,311)
Accumulated net realized loss on investment in SOL		(1,100,540)		(1,142,156)		(1,100,014)
Accumulated net change in unrealized appreciation on investment in SOL		$ 5,873,985		$ 13,024,984		$ (4,494,404)
Shares issued		6,453,629		6,362,414	[5]	6,009,450	[5],[6],[7]
Shares outstanding		6,453,629		6,362,414	[5]	6,009,450	[5],[6],[7]
Net asset value per Share	[8]	$ 4.88		$ 6.07	[9]	$ 3.37	[9]

[1]	amount includes $29,309,061 of staked SOL as discussed in Notes 2 and 3.
[2]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[3]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[4]	amount includes $19,644,274 of staked SOL as discussed in Notes 2 and 3.
[5]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[6]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[7]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024 and the 1:20 reverse stock split effective March 24, 2023. See Note 2.
[8]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[9]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024 and the 1:20 reverse stock split effective March 24, 2023. See Note 2.